Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
PRC	(30,412)	(185,000)	(192,495)	(27,909)
Non-PRC	(61,423)	(128,762)	(136,757)	(19,828)

	(91,835)	(313,762)	(329,252)	(47,737)

Income tax expense (benefit) comprises of:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Income tax expenses (benefits) applicable to PRC operations
Current income tax expenses	22	113	62	9
Deferred income tax (benefits) expenses	184	—	—	—

Subtotal income tax expenses applicable to PRC operations	206	113	62	9

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	—	21	17	2

Subtotal income tax expenses applicable to Non-PRC operations	—	21	17	2

Total income tax expenses	206	134	79	11

Summary of Reconciliations of Income Tax Expenses
The reconciliations of the income tax expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Loss before income tax expense	(91,835)	(313,762)	(329,252)	(47,737)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(22,959)	(78,440)	(82,313)	(11,934)
Effect of different tax rates in different jurisdictions	14,347	31,370	32,886	4,768
Non-deductible expenses	1,195	5,455	6,758	980
Additional deduction for qualified R&D expenses	(13,646)	(24,197)	(20,731)	(3,006)
Effect on adoption of preferential tax rate	(12)	22	3	—
Changes in tax rate in measurement of deferred tax	3,345	—	—	—
Statutory expense	(1,855)	2,636	2,151	312
Others	133	134	79	11
Change in valuation allowance	19,658	63,154	61,246	8,880

Income tax expenses	206	134	79	11

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

Summary of Significant Components of Deferred Tax Assets (Labilities)
The significant components of the Group’s deferred tax assets (liabilities) were as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	103,721	151,160	203,259	29,470
Allowance for doubtful accounts	3,047	17,376	29,288	4,246
Lease liabilities	—	—	18,858	2,734
Welfare payables	4,308	5,807	7,362	1,067
Inventory provision	7,360	7,172	2,472	359
Accrued expenses and other liabilities	1,354	1,329	1,573	228
Intangible assets	—	43	23	3
Unrealized loss on long-term investment	—	69	20	3
Unrealized profit arising from elimination of inter-company transactions	466	474	206	30
Deferred government subsidies	35	15	—	—
Total deferred tax assets	120,291	183,445	263,061	38,140
Less: valuation allowance	(120,291)	(183,445)	(244,691)	(35,477)

Deferred tax assets, net of valuation allowance	—	—	18,370	2,663

Non-current deferred tax liabilities
Right-of-use assets	—	—	(18,370)	(2,663)
Unrealized gain on long-term investment	(292)	(292)	(292)	(42)
Total deferred tax liabilities	(292)	(292)	(18,662)	(2,705)

Deferred tax assets (liabilities), net of valuation allowance	(292)	(292)	(292)	(42)

Summary of Valuation Allowance

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Valuation allowance
Balance at beginning of the year	100,633	120,291	183,445	26,597
Additions	19,658	63,154	61,246	8,880

Balance at end of the year	120,291	183,445	244,691	35,477

Summary of Reconciliation of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(5,494)	(12,987)	(5,480)	(795)
Additions based on tax positions related to the current year	(7,673)	—	—	—
Reductions for tax positions of prior years	180	7,507	—	—

Balance at the end of the year	(12,987)	(5,480)	(5,480)	(795)